Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004013 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004013 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004013 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004013 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004013 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004013 | Tokio Marine Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004013 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004013 | Seven & i Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004013 | Inpex
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004013 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004013 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004013 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000004013 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004013 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004013 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004013 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004013 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004013 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004013 | Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004013 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000184318 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000184318 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000184318 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184318 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184318 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184318 | Tokio Marine Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184318 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184318 | Seven & i Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184318 | Inpex
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184318 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184318 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000184318 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000184318 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184318 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000184318 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000184318 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000184318 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000184318 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000184318 | Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184318 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225810 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225810 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225810 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225810 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225810 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225810 | Tokio Marine Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225810 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225810 | Seven & i Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225810 | Inpex
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225810 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225810 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000225810 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225810 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225810 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225810 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225810 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225810 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225810 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225810 | Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	21.10%